Financial Instruments - Classification by nature, category and fair value (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Financial assets (liabilities)	€ (9,050,785)	€ (10,730,185)
Measured at fair value
Financial instruments
Financial assets	961,178	249,057
Financial liabilities	(5,863)	(10,144)
Financial liabilities, at fair value		(10,144)
Measured at fair value | Non-current financial asset
Financial instruments
Financial assets	422,258	11,138
Financial assets, at fair value	422,258	11,138
Measured at fair value | Trade receivables
Financial instruments
Financial assets	531,674	213,231
Financial assets, at fair value	531,674	213,231
Measured at fair value | Derivative instruments
Financial instruments
Financial assets	7,246	24,688
Financial assets, at fair value	7,246	24,688
Financial liabilities	(5,863)	(10,144)
Financial liabilities, at fair value	(5,863)
Measured at fair value | Level 1 | Non-current financial asset
Financial instruments
Financial assets, at fair value	422,258	7
Measured at fair value | Level 2
Financial instruments
Financial liabilities, at fair value		(10,144)
Measured at fair value | Level 2 | Trade receivables
Financial instruments
Financial assets, at fair value	531,674	213,231
Measured at fair value | Level 2 | Derivative instruments
Financial instruments
Financial assets, at fair value	7,246	24,688
Financial liabilities, at fair value	(5,863)
Measured at fair value | Level 3 | Non-current financial asset
Financial instruments
Financial assets, at fair value		11,131
Not measured at fair value
Financial instruments
Financial assets	1,535,677	1,317,478
Financial liabilities	(11,541,777)	(12,286,577)
Not measured at fair value | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities	(5,356,195)	(4,568,130)
Financial liabilities, at fair value	(5,230,596)
Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(73,177)	(114,188)
Financial liabilities, at fair value		(4,364,798)
Not measured at fair value | Senior secured debt
Financial instruments
Financial liabilities	(2,310,427)	(3,179,333)
Financial liabilities, at fair value	(2,360,113)
Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(345,905)	(1,144,459)
Financial liabilities, at fair value		(3,332,560)
Not measured at fair value | Lease liabilities
Financial instruments
Financial liabilities	(1,141,379)	(1,111,329)
Not measured at fair value | Other financial liabilities
Financial instruments
Financial liabilities	(933,784)	(929,636)
Not measured at fair value | Trade and other payables
Financial instruments
Financial liabilities	(1,062,483)	(956,136)
Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	(318,427)	(283,366)
Not measured at fair value | Non-current financial assets.
Financial instruments
Financial assets	67,053	164,498
Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	237,510	116,588
Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets	251,334	506,815
Not measured at fair value | Cash and cash equivalents
Financial instruments
Financial assets	979,780	529,577
Not measured at fair value | Level 1 | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities, at fair value	(5,230,596)
Not measured at fair value | Level 1 | Promissory Notes
Financial instruments
Financial liabilities, at fair value		(4,364,798)
Not measured at fair value | Level 2 | Senior secured debt
Financial instruments
Financial liabilities, at fair value	(2,360,113)
Not measured at fair value | Level 2 | Other bank loans
Financial instruments
Financial liabilities, at fair value		(3,332,560)
Financial liabilities at amortised cost
Financial instruments
Financial assets (liabilities)	(11,223,350)	(12,003,211)
Financial liabilities at amortised cost | Not measured at fair value
Financial instruments
Financial liabilities	(11,223,350)	(12,003,211)
Financial liabilities at amortised cost | Not measured at fair value | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities	(5,356,195)	(4,568,130)
Financial liabilities at amortised cost | Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(73,177)	(114,188)
Financial liabilities at amortised cost | Not measured at fair value | Senior secured debt
Financial instruments
Financial liabilities	(2,310,427)	(3,179,333)
Financial liabilities at amortised cost | Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(345,905)	(1,144,459)
Financial liabilities at amortised cost | Not measured at fair value | Lease liabilities
Financial instruments
Financial liabilities	(1,141,379)	(1,111,329)
Financial liabilities at amortised cost | Not measured at fair value | Other financial liabilities
Financial instruments
Financial liabilities	(933,784)	(929,636)
Financial liabilities at amortised cost | Not measured at fair value | Trade and other payables
Financial instruments
Financial liabilities	(1,062,483)	(956,136)
Other financial liabilities
Financial instruments
Financial assets (liabilities)	(318,427)	(283,366)
Other financial liabilities | Not measured at fair value
Financial instruments
Financial liabilities	(318,427)	(283,366)
Other financial liabilities | Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	(318,427)	(283,366)
Financial assets at amortised costs
Financial instruments
Financial assets (liabilities)	1,535,677	1,317,478
Financial assets at amortised costs | Not measured at fair value
Financial instruments
Financial assets	1,535,677	1,317,478
Financial assets at amortised costs | Not measured at fair value | Non-current financial assets.
Financial instruments
Financial assets	67,053	164,498
Financial assets at amortised costs | Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	237,510	116,588
Financial assets at amortised costs | Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets	251,334	506,815
Financial assets at amortised costs | Not measured at fair value | Cash and cash equivalents
Financial instruments
Financial assets	979,780	529,577
Financial assets at fair value through profit or loss
Financial instruments
Financial assets (liabilities)	264	(1,087)
Financial assets at fair value through profit or loss | Measured at fair value
Financial instruments
Financial assets	6,127	7
Financial liabilities	(5,863)	(10,144)
Financial assets at fair value through profit or loss | Measured at fair value | Non-current financial asset
Financial instruments
Financial assets	6,127	7
Financial assets at fair value through profit or loss | Measured at fair value | Derivative instruments
Financial instruments
Financial liabilities	(5,863)	(10,144)
Financial assets at fair value through OCI
Financial instruments
Financial assets (liabilities)	947,805	215,313
Financial assets at fair value through OCI | Measured at fair value
Financial instruments
Financial assets	947,805	224,462
Financial assets at fair value through OCI | Measured at fair value | Non-current financial asset
Financial instruments
Financial assets	416,131	11,131
Financial assets at fair value through OCI | Measured at fair value | Trade receivables
Financial instruments
Financial assets	531,674	213,231
Hedges
Financial instruments
Financial assets (liabilities)	7,246	24,688
Hedges | Measured at fair value
Financial instruments
Financial assets	7,246	24,688
Hedges | Measured at fair value | Derivative instruments
Financial instruments
Financial assets	€ 7,246	€ 24,688